Janus Henderson Overseas Portfolio Annual Fund Operating Expenses - Service Shares [Member] - Janus Henderson Overseas Portfolio - Service Shares	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.96%

[1]	This fee may adjust up or down monthly based on the Portfolio’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Portfolio’s Prospectus.